Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal					$ 14,053	$ 5,500	$ 4,697
State					3,103	1,132	1,298
Current, total					17,156	6,632	5,995
Deferred:
Federal					(7,350)	(172)	(2,260)
State					(2,290)	204	(664)
Deferred, total			173		(9,640)	32	(2,924)
Total Expense (Benefit)	$ 4,601	$ 3,439	$ 11,698	$ 9,839	$ 7,516	$ 6,664	$ 3,071